Earnings/(loss) per share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings/(loss) per share
Earnings per share
Basic earnings per share

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Net profit attributable to shareholders (€m)	171.2	136.5	36.4
Weighted average Ordinary Shares and Founder Preferred Shares	175,622,538	176,080,272	183,518,743
Basic earnings per share (€’s)	0.97	0.78	0.20

For the year ended December 31, 2018, basic earnings per share is calculated by dividing the profit attributable to the shareholders of the Company of €171.2 million (year ended December 31, 2017: €136.5 million, year ended December 31, 2016: €36.4 million) by the weighted average number of Ordinary Shares of 174,122,538 (December 31, 2017: 174,580,272, year ended December 31, 2016: 182,018,743) and Founder Preferred Shares of 1,500,000 (December 31, 2017: 1,500,000, year ended December 31, 2016: 1,500,000).
Diluted earnings per share

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Net profit attributable to shareholders (€m)	171.2	136.5	36.4
Weighted average Ordinary Shares and Founder Preferred Shares	175,793,631	184,786,162	183,528,621
Diluted earnings per share (€’s)	0.97	0.74	0.20

For the year ended December 31, 2018, the number of shares in the diluted earnings per share calculation include 171,092 shares for the dilutive impact of the Ordinary shares to settle the Founder Preferred Shares Annual Dividend for the year ended December 31, 2018, which were issued in January 2018. Refer to Notes 27 and 38 for further details. There is no adjustment to the profit attributable to shareholders.